NET INCOME PER SHARE (Schedule of Computation of Basic and Diluted Net Income Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income attributable to UTStarcom Holdings Corp.	$ 4,820	$ 6,981	$ 290
Denominator:
Weighted average shares outstanding-Basic	35,642	35,467	35,806
Potentially dilutive common stock equivalents-stock options and restricted stock (in shares)	677	709	596
Weighted average shares outstanding-Diluted	36,319	36,176	36,402
Net income per share attributable to UTStarcom Holdings Corp.- Basic	$ 0.14	$ 0.20	$ 0.01
Net income per share attributable to UTStarcom Holdings Corp.- Diluted	$ 0.13	$ 0.19	$ 0.01
Potential dilutive ordinary shares	1,500	1,200	1,400